Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Apr. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	TDH Holdings, Inc.
Entity Central Index Key	0001684425
Amendment Flag	false
Trading Symbol	PETZ
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		9,423,750